Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue
Milwaukee, WI 53202

May 5, 2022

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
Muzinich Credit Opportunities Fund (S000036430)
Muzinich U.S. High Yield Credit Fund (S000036429)
Muzinich Low Duration Fund (S000054438)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Muzinich Credit Opportunities Fund, Muzinich U.S. High Yield Credit Fund, and Muzinich Low Duration Fund (the “Funds”), hereby certifies that the forms of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated April 30, 2022, and filed electronically as Post-Effective Amendment No. 834 to the Funds’ Registration Statement on Form N-1A on April 29, 2022.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6873.

Sincerely,

/s/ Carl G. Gee

Carl G. Gee, Esq.
Vice President & Secretary of the Trust